Commitments and related party transactions - Summary of Payment to Key Management And Directors (Detail) - Key management and executive director [member] - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure of transactions between related parties [line items]
Management fees	$ 1,112	$ 958
Legal fees	64	116
Directors fees	86	187
Total	$ 1,262	$ 1,261